SUBSEQUENT EVENTS - Narrative (Details) - CAD ($) $ in Millions			12 Months Ended
	Jul. 25, 2021	Jun. 04, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of non-adjusting events after reporting period [line items]
Purchase of interests in investments accounted for using equity method			$ 202	$ 206
Major business combination [member]
Disclosure of non-adjusting events after reporting period [line items]
Termination fee	$ 350
Major business combination [member] | Haisla Nation
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in joint venture (percent)		4990.00%
Purchase of interests in investments accounted for using equity method		$ 129
Increase (decrease) in contingent consideration asset (liability)		$ 76